Document and Entity Information	Aug. 12, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Condor Hospitality Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34087
Entity Tax Identification Number	52-1889548
Entity Address, Address Line One	1800 West Pasewalk Avenue
Entity Address, Address Line Two	Ste. 120
Entity Address, City or Town	Norfolk
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68701
City Area Code	301
Local Phone Number	861-3305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CDOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000929545